Sterling Capital Strategic Allocation Growth Fund
1
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
EQUITY FUNDS — 74 .3%
661,100
Sterling Capital Behavioral International
Equity Fund , Institutional Shares (a) ...
$ 5,811,072
131,399
Sterling Capital Equity Income Fund ,
Institutional Shares (a) .............
3,035,315
100,583
Sterling Capital Special Opportunities
Fund , Institutional Shares (a) ........
3,020,505
Total Equity Funds
(Cost $ 10,380,386 ) ............... 11,866,892
FIXED INCOME FUNDS — 23 .3%
327,621
Sterling Capital Total Return Bond Fund ,
Institutional Shares (a) .............
3,718,494
Total Fixed Income Funds
(Cost $ 3,419,448 ) ................ 3,718,494
MONEY MARKET FUND — 2 .5%
396,917
Federated Treasury Obligations Fund ,
Institutional Shares , Institutional Shares ,
0.01% (b) ......................
396,917
Total Money Market Fund
(Cost $ 396,917 ) ................. 396,917
Total Investments — 100 .1%
(Cost $ 14,196,751 ) ............................ 15,982,303
Net Other Assets (Liabilities) — ( 0 .1 ) % .............. (17,056)
NET ASSETS — 100.0% .......................
$ 15,965,247
(a) Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Strategic Allocation Growth Fund
December 31, 2020 (Unaudited)
Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Strategic Allocation Growth Fund (referred to as a “Fund”). The Fund invests in underlying mutual funds as opposed to individual securities.
The Fund is a “diversified” fund as defined in the 1940 Act.
By owning shares of underlying investment companies, the Fund invests, to varying degrees, in securities of U.S. and non-
U.S. companies, including small and medium sized companies, and in debt securities. The Fund, with exposure to underlying equity funds, may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Fund currently invests only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at
www.sec.gov.
Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Strategic Allocation Growth Fund — (continued)
December 31, 2020 (Unaudited)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2020 , there were no significant changes to the valuation policies and procedures.
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Investments in Affiliated Issuers:
The summary of inputs used to determine the fair value of each Fund’s investments as of December 31, 2020 is as follows:
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Asset:
Investments in Securities
Sterling Capital Strategic Allocation Growth Fund ........ $ 15,982,303 (a) $ — $ — $ 15,982,303
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.
A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended December 31, 2020 is as follows:
Value at
September 30,
2020 Purchased Sold
Value at
December 31,
2020
Shares Held at
December 31,
2020
Dividend
Income
October 1, 2020-
December 31,
2020
Net Realized
Gain (Loss)
October 1, 2020-
December 31,
2020
Change in
Unrealized
Appreciation/
Depreciation
October 1, 2020-
December 31,
2020
Sterling Capital Strategic
Allocation Growth
Fund
Sterling Capital Behavioral
International Equity
Fund, Institutional Shares $ 6,528,647 $ — $ 1,252,000 $ 5,811,072 661,100 $ 171,305 $ (157,447) $ 691,872
Sterling Capital Equity Income
Fund, Institutional Shares 3,477,515 — 934,000 3,035,315 131,399 10,044 228,264 263,536
Sterling Capital Special
Opportunities Fund,
Institutional Shares 3,553,004 39,061 1,054,000 3,020,505 100,583 4,051 326,168 156,272
Sterling Capital Total Return
Bond Fund, Institutional
Shares 4,123,948 55,653 445,000 3,718,494 327,621 — 20,960 (37,067)
Total Affiliates $ 17,683,114 $ 94,714 $ 3,685,000 $ 15,585,386 1,220,703 $ 185,400 $ 417,945 $ 1,074,613